Pension and Other Post-Retirement Benefits - Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [Line Items]
Other plan assets held in funds estimated fair values	60.00%
US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	82.00%	52.00%
International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	18.00%	31.00%
Mortgage- backed securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities		17.00%